Schedule of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 440		$ 345
Accumulated Amortization	88		59
Net Carrying Amount	352		286
Goodwill	691		375		353
License agreements
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	272	[1],[2]	257	[1],[2]
Accumulated Amortization	52	[1],[2]	39	[1],[2]
Net Carrying Amount	220	[1],[2]	218	[1],[2]
Customer relationships
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	166	[3],[4]	86	[3],[4]
Accumulated Amortization	35	[3],[4]	19	[3],[4]
Net Carrying Amount	131	[3],[4]	67	[3],[4]
Other intangible assets
Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	2		2
Accumulated Amortization	1		1
Net Carrying Amount	1		1
Goodwill
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill	691	[2],[4]	375	[2],[4]
Trademarks
Finite And Indefinite Lived Intangible Assets [Line Items]
Trademarks	$ 571	[2],[4]	$ 445	[2],[4]

[1]	Primarily amortized over a period ranging from 20 to 40 years.
[2]	The increase primarily relates to the acquisition of Payless.
[3]	Primarily amortized over a period ranging from 8 to 20 years.
[4]	The increase primarily relates to the acquisition of Zipcar.